INTANGIBLE ASSETS—NET	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS—NET	INTANGIBLE ASSETS—NET
Intangible assets, net consisted of the following as of December 31, 2025:

(In thousands)	Weighted Average Useful Lives (Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trademarks and trade name	14	$439,121	$(99,355)	$339,766
Customer/distributor relationships	11	34,634	(7,795)	26,839
Tretinoin distribution and supply agreement	5	37,176	(24,942)	12,234
Formulations	8	25,303	(9,921)	15,382
Novaestiq distribution agreement	20	32,635	—	32,635
Patents	20	273	(31)	242
Total		$569,142	$(142,044)	$427,098
During the year ended December 31, 2025, certain Japan-related “Obagi” trademarks and associated rights were sold and transferred pursuant to the Trademark Transfer Agreement (see “Note 3. Acquisitions and Strategic Transactions”). In connection with the transaction, intangible assets with a net carrying value of approximately $76.8 million were derecognized from the consolidated balance sheets. The Company recognized a gain on sale of $5.7 million, representing the excess of consideration received over the net carrying value of the assets sold, which is included within gain on sale of trademark in the consolidated statements of operations and comprehensive loss.
In addition, the Company acquired a distribution agreement with the fair value amount of $32.6 million in connection with the acquisition noted in Note 3.
Intangible assets, net consisted of the following as of December 31, 2024:

(In thousands)	Weighted Average Useful Lives (Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trademarks and trade name	14	$559,875	$(102,169)	$457,706
Customer/distributor relationships	11	36,000	(6,449)	29,551
Tretinoin distribution and supply agreement	5	38,900	(18,885)	20,015
Formulations	8	28,900	(9,943)	18,957
Patents	20	227	(18)	209
Total		$663,902	$(137,464)	$526,438
Amortization expense for the years ended December 31, 2025, December 31, 2024, and December 31, 2023, was $56.1 million, $56.7 million, and $56.7 million, respectively.
Expected amortization for each of the years between 2026 through 2030, and thereafter are as follows:
(In thousands)

Years ending December 31,
2026	$42,692
2027	39,820
2028	36,001
2029	36,001
2030	34,864
Thereafter	237,720
$427,098